Guarantees, Pledged Assets and Collateral (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Carrying value		$ 499	$ 606
Maximum exposure to loss, expires in one year or less		25,519	27,515
Maximum exposure to loss, expires in one year through three years		16,821	16,098
Maximum exposure to loss, expires in three years through five years		9,328	9,963
Maximum exposure to loss, expires after five years		12,839	16,546
Maximum exposure to loss		64,507	70,122
Securities Loaned		0	211
Securities Received as Collateral		0	218
Maximum exposure to loss		$ 64,507	70,122
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Total assets	[1]	$ 1,787,632	1,687,155
Gross amounts recognized		6,900	6,900
Mortgages held for sale		8,700	8,700
Carrying value of delinquent loans eligible for repurchase		1,300	1,700
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		73,396	49,685
Investment securities		113,912	101,997
Mortgages held for sale and loans		453,058	418,338
Total pledged assets		640,366	570,020
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		25,079	23,823
Maximum exposure to loss		25,079	23,823
Direct pay letters of credit (DPLCs) [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		11,800	15,000
Maximum exposure to loss		11,800	15,000
Third Party Clearing Indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,800	5,700
Third-party Clearing Customer Obligations		352	950
Collateral Provided to Third-party Clearing Agents		1,500	5,600
Maximum exposure to loss		1,800	5,700
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying value		38	41
Maximum exposure to loss, expires in one year or less		16,360	16,271
Maximum exposure to loss, expires in one year through three years		9,618	10,269
Maximum exposure to loss, expires in three years through five years		4,116	6,295
Maximum exposure to loss, expires after five years		642	645
Maximum exposure to loss		30,736	33,480
Maximum exposure to loss		30,736	33,480
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		8,981	8,447
Maximum exposure to loss		8,981	8,447
Securities lending and other indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value		0	0
Maximum exposure to loss, expires in one year or less		0	0
Maximum exposure to loss, expires in one year through three years		0	2
Maximum exposure to loss, expires in three years through five years		0	2
Maximum exposure to loss, expires after five years		1,841	5,948
Maximum exposure to loss		1,841	5,952
Maximum exposure to loss		1,841	5,952
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Maximum exposure to loss		0	0
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value		62	72
Maximum exposure to loss, expires in one year or less		112	131
Maximum exposure to loss, expires in one year through three years		723	486
Maximum exposure to loss, expires in three years through five years		690	822
Maximum exposure to loss, expires after five years		6,434	5,386
Maximum exposure to loss		7,959	6,825
Maximum exposure to loss		7,959	6,825
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		4,864	3,945
Maximum exposure to loss		4,864	3,945
Factoring Guarantee [Member]
Guarantor Obligations [Line Items]
Carrying value		0	0
Maximum exposure to loss, expires in one year or less		1,598	3,460
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		0	0
Maximum exposure to loss, expires after five years		0	0
Maximum exposure to loss		1,598	3,460
Maximum exposure to loss		1,598	3,460
Factoring Guarantee [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,598	3,460
Maximum exposure to loss		1,598	3,460
Other guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value		28	24
Maximum exposure to loss, expires in one year or less		62	9
Maximum exposure to loss, expires in one year through three years		17	85
Maximum exposure to loss, expires in three years through five years		17	22
Maximum exposure to loss, expires after five years		2,482	2,158
Maximum exposure to loss		2,578	2,274
Maximum exposure to loss		2,578	2,274
Other guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		53	69
Maximum exposure to loss		53	69
Written put options [Member]
Guarantor Obligations [Line Items]
Carrying value		371	469
Maximum exposure to loss, expires in one year or less		7,387	7,644
Maximum exposure to loss, expires in one year through three years		6,463	5,256
Maximum exposure to loss, expires in three years through five years		4,505	2,822
Maximum exposure to loss, expires after five years		1,440	2,409
Maximum exposure to loss		19,795	18,131
Maximum exposure to loss		19,795	18,131
Written put options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		9,583	7,902
Maximum exposure to loss		9,583	7,902
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Loans repurchased		6	14
VIEs that we consolidate [Member]
Guarantor Obligations [Line Items]
Total assets		5,600	5,800
Secured Borrowing transactions excluded [Member]
Guarantor Obligations [Line Items]
Total assets		7,300	10,100
Trading assets (excluding derivatives) [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		73,000	49,400
Investment securities [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		13,000	164
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, carrying value		6,500	6,600
Gross amounts recognized		$ 6,500	$ 6,800

[1]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.